Lease agreements - Lease liabilities - Undiscounted future cash flows of lease liabilities (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	€ 9,580
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,646
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,381
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,204
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,028
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	944
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	€ 3,377